UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2554

Name of Registrant: Vanguard Money Market Reserves
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2010 – August 31, 2011

Item 1: Reports to Shareholders

Annual Report | August 31, 2011

Vanguard Money Market Funds

Vanguard Prime Money Market Fund
Vanguard Federal Money Market Fund
Vanguard AdmiralTM Treasury Money Market Fund

> For the 12 months ended August 31, 2011, the Vanguard Money Market Funds earned near-zero returns.

> Money market yields have remained negligible because of the Federal Reserve’s ongoing low-interest-rate policy.

> The three Vanguard funds posted slightly positive returns, while the average return of peer-group funds was 0%.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Prime Money Market Fund.	9
Federal Money Market Fund.	32
Admiral Treasury Money Market Fund.	43
About Your Fund’s Expenses.	54
Trustees Approve Advisory Arrangement.	56
Glossary.	57

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended August 31, 2011

	7-Day SEC	Total
	Yields	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.03%	0.06%
Institutional Shares	0.11	0.17
Money Market Funds Average		0.00
Money Market Funds Average: Derived from data provided by Lipper Inc.

Vanguard Federal Money Market Fund	0.01%	0.02%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper Inc.

Vanguard Admiral Treasury Money Market Fund	0.01%	0.02%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

Money market funds over the past 12 months have once again generated negligible returns. Yields of the Vanguard Money Market Funds continued to hover barely above zero as the Federal Reserve held short-term interest rates between 0% and 0.25%. Toward the end of the period, the Fed indicated that it expected to maintain this exceptionally low target at least through mid-2013.

Although it is small comfort, the funds’ advisor, Vanguard Fixed Income Group, has successfully navigated this challenging environment. Our funds’ returns, although tiny, were higher than the 0% average return of their peers.

Just as important, our money market funds followed their mandate to invest in very high-credit-quality securities, thus preserving our shareholders’ principal. Throughout the fiscal year, our three money market funds maintained a net asset value of $1 per share, as is expected but not guaranteed. On August 31, the Prime Money Market Fund’s 7-day SEC yield was 0.03% for Investor Shares, down from 0.07% six months earlier. As expected, the other funds’ yields were even lower.

As I mentioned in our last report to you, U.S. money market funds continue to implement changes required by the Securities and Exchange Commission (SEC) in reaction to the financial crisis of 2008. Besides shortening their average maturity from 90 days to 60 days—which can reduce yields but enhance fund liquidity—money market funds are now posting their holdings five business days after the end of each month on their websites. In addition, the SEC is now posting funds’ “shadow net asset values” at month-end on its own site, with a 60-day delay. Shadow NAVs reflect the typically very minute differences between the amortized cost and the market prices of fund investments.

We have supported these enhancements to transparency and quality. As federal policymakers consider additional changes, Vanguard has been providing research and comments. These developments have not affected the high standards for credit quality and liquidity that we have always applied. We continue to believe that money market funds play an important role in our investors’ portfolios, as well as in the U.S. marketplace and economy.

Treasuries rallied as risk aversion returned
While the yields of money market instruments hovered near zero, bond yields rose (and prices declined) in the first half of the 12-month period as the prospect of improved economic growth and inflationary pressures set the bond market’s tone. Corporate bonds outperformed U.S. Treasury securities.

In the second half, risk aversion set the tone. Investors bid up Treasuries, trimming the yield of the 10-year Treasury note to barely 2%, and government bonds were

Market Barometer

		Average Annual Total Returns
		Periods Ended August 31, 2011
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	4.62%	7.23%	6.56%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	2.66	6.00	4.94
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.24	1.69

Stocks
Russell 1000 Index (Large-caps)	19.06%	0.84%	1.11%
Russell 2000 Index (Small-caps)	22.19	0.83	1.53
Dow Jones U.S. Total Stock Market Index	19.16	1.18	1.52
MSCI All Country World Index ex USA (International)	10.34	-0.97	0.79

CPI
Consumer Price Index	3.77%	1.12%	2.13%

among the market’s best performers. For the full year, the taxable investment-grade U.S. bond market returned 4.62%; the broad municipal bond market returned 2.66%.

Strong 12-month returns in a tale of two markets
Global stock markets delivered strong returns in a fiscal year marked by distinct periods of strength and then weakness. During the first six months, stock prices surged, with the broad U.S. stock market returning about 29%. As the slow, grinding economic recovery seemed to gather momentum, energy and industrial stocks, which are keenly sensitive to the rhythms of the business cycle, produced the best returns.

In the second six months, growth decelerated and stock market volatility spiked, amplified by Europe’s sovereign-debt drama, political wrangling over the U.S. debt ceiling, and Standard & Poor’s decision to downgrade the U.S. credit rating. (Vanguard’s confidence in the “full faith and credit” of the U.S. government remains unshaken.) Stock prices retreated, and those sectors that led the market in the first half lost ground in the second, displaced as leaders by defensive sectors such as utilities and consumer staples.

Maintaining high credit quality is a critical consideration
Since the Federal Reserve lowered short-term rates to historic lows nearly three years ago, money market fund

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	Peer Group
	Shares	Shares	Average
Prime Money Market Fund	0.23%	0.09%	0.40%
Federal Money Market Fund	0.22	—	0.29
Admiral Treasury Money Market Fund	0.14	—	0.21

The fund expense ratios shown are from the prospectus dated December 23, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2011, the funds’ expense ratios were: for the Prime Money Market Fund, 0.20% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.19%; for the Admiral Treasury Money Market Fund, 0.11%. The expense ratios for the Federal Money Market Fund and the Admiral Treasury Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratios were: for the Federal Money Market Fund, 0.20%; for the Admiral Treasury Money Market Fund, 0.12%.

Peer groups are: for the Prime Money Market Fund, Money Market Funds; for the Federal Money Market Fund, Government Money Market Funds; for the Admiral Treasury Money Market Fund, U.S. Treasury Money Market Funds.

yields have fallen to almost nothing. Yields for our three money market funds were a hairsbreadth above zero for the 12 months ended August 31, 2011. Even so, the funds’ returns outpaced the 0% results of their benchmarks and peer-group averages.

At the end of the period, both the Admiral Treasury and Federal Money Market Funds posted a 7-day SEC yield of 0.01%. (These funds have been closed to new investors since 2009.) The Investor Shares of the Prime Money Market Fund yielded 0.03%, while the Institutional Shares, because of their lower expense ratio, yielded 0.11%. Returns for the 12 months were marginally higher.

In this environment, our advisor sought to produce as much income as possible consistent with the funds’ mandate of investing only in very high-quality instruments.

In fact, many investors these days are more concerned about credit quality than they are about the low returns produced by all money market funds—after all, fund advisors can’t control market interest rates, but they can control the nature of the securities the fund owns. Every potential holding—particularly for the Prime Money Market Fund, which invests in corporate and government securities—is thoroughly reviewed by a team of experienced credit analysts.

Total Returns
Ten Years Ended August 31, 2011

Average
Annual Return
Prime Money Market Fund Investor Shares	2.09%
Money Market Funds Average	1.59
Money Market Funds Average: Derived from data provided by Lipper Inc.
Federal Money Market Fund	2.02%
Government Money Market Funds Average	1.57
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Admiral Treasury Money Market Fund	1.95%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average	1.43
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The advisor focused on securities issued by higher-rated sources
In recent months, the financial straits of some European governments have led to questions about the impact on money market funds that hold securities issued by banks and other borrowers in the regions. As of August 31, the Prime Money Market Fund had no direct exposure to instruments from issuers based in Greece, Ireland, Italy, Portugal, or Spain—Eurozone countries that, as the daily headlines proclaim, are under intense fiscal pressures. Indeed, the fund has had no such exposure for more than a year.

Most of the fund’s foreign investments are in securities issued by Australian banking institutions. Also represented are issuers from Canada, the United Kingdom, and non-euro countries in Scandinavia. The portfolio owns some securities from creditworthy banks in two Eurozone countries, Luxembourg and the Netherlands. It does not hold any securities from banks based in France or Germany, which have significant exposure to bonds of some of the most distressed Eurozone governments.

On August 31, about half of the Prime Money Market Fund’s assets were invested in U.S. Treasury bills and other U.S. government obligations.

About 24% of its assets were in dollar-denominated certificates of deposit issued mostly by Canadian, Australian, and non-euro European banks. A bit more than 20% of assets were invested in

Changes in Yields

		7-Day SEC Yield
	August 31,	August 31,
	2011	2010
Prime Money Market Fund
Investor Shares	0.03%	0.13%
Institutional Shares	0.11	0.26
Federal Money Market Fund	0.01	0.05
Admiral Treasury Money Market Fund	0.01	0.02

commercial paper issued by a wide range of industrial, financial, and governmental institutions across the globe. The portfolio also included a small allocation to U.S. municipal securities.

At the end of the fiscal year, the Admiral Treasury Money Market Fund was invested solely in U.S. Treasury securities, while the Federal Money Market Fund was invested mostly in obligations issued by agencies of the federal government, with the remainder of assets invested in U.S. Treasury bills.

A prudent approach for lean times
When will short-term interest rates emerge from the cellar? No one knows for sure. Predicting their future direction is always an uncertain enterprise, although the Federal Reserve foresees an extended period of rock-bottom rates for money market securities.

In the meantime, Vanguard will continue to manage its money market funds conservatively, with a constant focus on maintaining high credit quality. To that end, the credit analysts in Vanguard Fixed Income Group continually evaluate not only prospective investments but also securities that the portfolio already owns, and they recommend repositioning when warranted.

Balance and diversification for the short and long term
We’re confident that money market funds will remain a key part of the investment landscape, providing investors with a reliable source of stability and liquidity. Their utility is unquestioned, whether serving as a vehicle for investing short- term reserves or as part of a long-term investment plan.

We trust that your portfolio holds a diversified mix of assets, including money market funds, stocks, and bonds, in a steady allocation that fits your long-term needs and your tolerance for risk. Such a balanced, well-diversified portfolio can help put you on the road toward meeting your investment goals.

As always, thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
September 13, 2011

Advisor’s Report

Throughout the 12 months ended August 31, 2011, the United States continued to struggle under the weight of the deleveraging crisis that has affected everyone from homeowners to overly indebted nations. Consumers were saving more and spending less, leaving business leaders little incentive to hire in the face of sluggish demand.

The Federal Reserve has taken extraordinary measures designed to aid the U.S. economy, most recently by extending its guidance for low interest rates all the way out to 2013. Interest rates have fallen in response, and the Fed is prepared to do more if necessary.

Portfolio adjustments
In 2011, we made some adjustments to the Prime Money Market Fund portfolio. For more than a year, overindebtedness in the European periphery has been significantly affecting the short-term credit markets. In 2010, we stopped purchasing certificates of deposit and commercial paper from banks in Spain, Italy, France, and Germany. In 2011, as the situation became increasingly difficult, we continued to play defense and reduced our exposure throughout the rest of Europe.

The playbook isn’t very different from the one we followed during the depths of the financial crisis: Avoid credits that are under pressure. Invest in diverse, highly liquid assets. Adjust the portfolio’s position in U.S. Treasury and government securities to reflect current conditions.

We have significantly reduced our investment in bank certificates of deposit, most of which was in European credits. While some of those assets have been reallocated into additional Treasury and government securities, others have been diversified into commercial paper issued by names such as Coca-Cola, Pepsi, and Texas Instruments. We also added a number of high-quality asset-backed commercial paper programs, which provide an additional level of portfolio diversification.

The outlook
Demand for Treasuries remains strong amid investor concerns about market volatility and problems overseas. Treasury bill yields are hovering near 0%, with occasional dips into negative territory. With the Fed on hold for the next two years, these yields likely will remain exceptionally low.

Until the housing market begins to show signs of recovery, we expect the supply of agency securities to remain limited. We also expect agency yields to remain close to U.S. Treasury yields because of the agencies’ close ties to the U.S. government.

In the meantime, our approach will remain very conservative, with an emphasis on credit quality and price stability.

David R. Glocke, Principal
Vanguard Fixed Income Group
September 14, 2011

Prime Money Market Fund

Fund Profile
As of August 31, 2011

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.23%	0.09%
7-Day SEC Yield	0.03%	0.11%
Average Weighted
Maturity	57 days	57 days

Sector Diversification (% of portfolio)
Certificates of Deposit		0.9%
Repurchase Agreements		0.2
U.S. Treasury Bills		20.3
Yankee/Foreign		23.9
Commercial Paper		20.2
U.S. Government Agency Obligations		30.1
Other		4.4

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated December 23, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2011, the expense ratios were 0.20% for Investor Shares and 0.09% for Institutional Shares.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2001, Through August 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Prime Money Market Fund Investor
Shares	0.06%	2.04%	2.09%	$12,294
Citigroup Three-Month U.S. Treasury
Bill Index	0.12	1.69	1.95	12,128

Money Market Funds Average	0.00	1.63	1.59	11,705

Money Market Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Prime Money Market Fund Institutional
Shares	0.17%	2.18%	2.26%	$6,255,143
Citigroup Three-Month U.S. Treasury Bill
Index	0.12	1.69	1.95	6,063,991
Institutional Money Market Funds Average	0.06	1.90	1.94	6,061,529

See Financial Highlights for dividend information.

Prime Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2001, Through August 31, 2011

		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2002	2.09%	1.40%
2003	1.12	0.60
2004	0.83	0.39
2005	2.31	1.68
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
7-day SEC yield (8/31/2011): 0.03%
Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.08%	2.21%	2.15%
Institutional Shares	10/3/1989	0.20	2.36	2.33

Prime Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (50.8%)
2	Fannie Mae Discount Notes	0.065%	9/12/11	812,000	811,984
2	Fannie Mae Discount Notes	0.150%	9/13/11	71,600	71,596
2	Fannie Mae Discount Notes	0.085%	9/14/11	30,000	29,999
2	Fannie Mae Discount Notes	0.050%–0.060%	9/21/11	301,500	301,491
2	Fannie Mae Discount Notes	0.085%	9/22/11	240,600	240,588
2	Fannie Mae Discount Notes	0.120%	10/5/11	20,500	20,498
2	Fannie Mae Discount Notes	0.160%	10/6/11	200,000	199,969
2	Fannie Mae Discount Notes	0.060%–0.160%	10/12/11	572,809	572,732
2	Fannie Mae Discount Notes	0.075%–0.190%	10/19/11	613,500	613,399
2	Fannie Mae Discount Notes	0.160%	10/20/11	25,000	24,995
2	Fannie Mae Discount Notes	0.150%	10/21/11	1,500,000	1,499,688
2	Fannie Mae Discount Notes	0.170%	10/25/11	1,000,000	999,745
2	Fannie Mae Discount Notes	0.120%–0.170%	10/26/11	588,507	588,364
2	Fannie Mae Discount Notes	0.150%–0.160%	11/7/11	260,300	260,225
2	Fannie Mae Discount Notes	0.060%–0.080%	11/9/11	95,186	95,173
2	Fannie Mae Discount Notes	0.070%	11/16/11	84,667	84,654
2	Federal Home Loan Bank Discount Notes	0.050%–0.180%	9/21/11	342,806	342,774
2	Federal Home Loan Bank Discount Notes	0.060%	9/23/11	285,000	284,990
2	Federal Home Loan Bank Discount Notes	0.055%–0.140%	9/28/11	1,778,600	1,778,464
2	Federal Home Loan Bank Discount Notes	0.070%	9/30/11	101,238	101,232
2	Federal Home Loan Bank Discount Notes	0.055%–0.120%	10/5/11	248,400	248,384
2	Federal Home Loan Bank Discount Notes	0.040%–0.150%	10/14/11	1,513,890	1,513,735
2	Federal Home Loan Bank Discount Notes	0.075%–0.190%	10/19/11	357,750	357,674
2	Federal Home Loan Bank Discount Notes	0.075%–0.190%	10/21/11	1,230,915	1,230,746
2	Federal Home Loan Bank Discount Notes	0.120%–0.160%	10/26/11	350,000	349,921
2	Federal Home Loan Bank Discount Notes	0.120%–0.145%	11/2/11	200,000	199,952
2	Federal Home Loan Bank Discount Notes	0.060%–0.080%	11/4/11	1,318,277	1,318,121
2	Federal Home Loan Bank Discount Notes	0.080%	11/14/11	255,000	254,958
[2,3]	Federal Home Loan Banks	0.173%	1/9/12	593,000	592,932
[2,3]	Federal Home Loan Banks	0.185%	1/23/12	425,000	424,958
[2,3]	Federal Home Loan Banks	0.184%	1/26/12	405,000	404,951
[2,3]	Federal Home Loan Banks	0.151%	2/1/12	750,000	749,899
[2,3]	Federal Home Loan Banks	0.157%	2/3/12	122,000	121,984
[2,3]	Federal Home Loan Banks	0.162%	2/3/12	484,000	483,939
[2,3]	Federal Home Loan Mortgage Corp.	0.168%	12/16/11	515,000	514,940
[2,3]	Federal Home Loan Mortgage Corp.	0.163%	12/21/11	1,500,000	1,499,770

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
[2,3]	Federal Home Loan Mortgage Corp.	0.168%	2/16/12	470,400	470,309
[2,3]	Federal Home Loan Mortgage Corp.	0.157%	8/24/12	2,515,000	2,513,818
[2,3]	Federal Home Loan Mortgage Corp.	0.151%	2/4/13	1,000,000	999,272
[2,3]	Federal Home Loan Mortgage Corp.	0.173%	3/21/13	907,000	906,288
[2,3]	Federal Home Loan Mortgage Corp.	0.155%	5/6/13	980,000	979,208
[2,3]	Federal Home Loan Mortgage Corp.	0.142%	6/3/13	950,000	949,326
[2,3]	Federal Home Loan Mortgage Corp.	0.160%	6/17/13	83,000	82,925
[2,3]	Federal National Mortgage Assn.	0.235%	8/23/12	1,455,500	1,455,068
[2,3]	Federal National Mortgage Assn.	0.240%	9/17/12	988,000	987,791
[2,3]	Federal National Mortgage Assn.	0.235%	11/23/12	1,772,795	1,772,134
[2,3]	Federal National Mortgage Assn.	0.243%	12/20/12	494,500	494,369
[2,3]	Federal National Mortgage Assn.	0.251%	12/28/12	219,000	218,941
[2,3]	Federal National Mortgage Assn.	0.197%	8/12/13	1,000,000	999,408
2	Freddie Mac Discount Notes	0.150%	9/14/11	79,360	79,356
2	Freddie Mac Discount Notes	0.070%	9/30/11	41,762	41,760
2	Freddie Mac Discount Notes	0.120%	10/5/11	27,000	26,997
2	Freddie Mac Discount Notes	0.050%	10/6/11	50,100	50,098
2	Freddie Mac Discount Notes	0.040%	10/12/11	150,000	149,993
2	Freddie Mac Discount Notes	0.130%–0.160%	10/17/11	182,050	182,014
2	Freddie Mac Discount Notes	0.075%–0.170%	10/24/11	539,300	539,184
2	Freddie Mac Discount Notes	0.170%	10/31/11	489,584	489,445
2	Freddie Mac Discount Notes	0.160%	11/1/11	30,725	30,717
2	Freddie Mac Discount Notes	0.080%	11/2/11	62,300	62,291
2	Freddie Mac Discount Notes	0.070%–0.080%	11/7/11	458,000	457,937
2	Freddie Mac Discount Notes	0.080%–0.150%	11/9/11	331,500	331,439
2	Freddie Mac Discount Notes	0.120%–0.150%	11/14/11	174,529	174,484
	United States Treasury Bill	0.170%	9/1/11	253,120	253,120
	United States Treasury Bill	0.155%	9/8/11	1,000,000	999,970
	United States Treasury Bill	0.135%	9/15/11	600,000	599,969
	United States Treasury Bill	0.150%	9/22/11	1,500,000	1,499,869
	United States Treasury Bill	0.170%	9/29/11	1,500,000	1,499,802
	United States Treasury Bill	0.110%	10/20/11	924,000	923,862
	United States Treasury Bill	0.115%	10/27/11	1,000,000	999,821
	United States Treasury Bill	0.100%–0.115%	11/3/11	3,347,671	3,347,006
	United States Treasury Bill	0.100%	11/25/11	1,345,000	1,344,682
	United States Treasury Bill	0.015%–0.115%	12/1/11	2,000,000	1,999,671
	United States Treasury Bill	0.105%	12/8/11	1,000,000	999,714
	United States Treasury Bill	0.105%	12/15/11	1,750,000	1,749,464
	United States Treasury Bill	0.100%	12/22/11	1,250,000	1,249,611
	United States Treasury Bill	0.095%–0.106%	12/29/11	2,150,000	2,149,288
	United States Treasury Bill	0.080%	1/5/12	1,752,000	1,751,509
	United States Treasury Bill	0.100%	1/26/12	1,500,000	1,499,388
	United States Treasury Bill	0.080%	2/16/12	500,000	499,813
Total U.S. Government and Agency Obligations (Cost $58,000,555)					58,000,555
Commercial Paper (20.3%)
Finance—Auto (1.5%)
	American Honda Finance Corp.	0.150%–0.180%	9/21/11	54,500	54,495
	American Honda Finance Corp.	0.170%–0.180%	10/4/11	121,785	121,765
	American Honda Finance Corp.	0.170%–0.180%	10/5/11	140,000	139,977
	American Honda Finance Corp.	0.190%	10/18/11	27,500	27,493
	American Honda Finance Corp.	0.190%	10/19/11	93,000	92,976
	American Honda Finance Corp.	0.190%	10/20/11	124,000	123,968
	American Honda Finance Corp.	0.180%	10/21/11	49,500	49,488
	American Honda Finance Corp.	0.180%	10/24/11	28,000	27,993

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
American Honda Finance Corp.	0.200%	11/3/11	39,500	39,486
American Honda Finance Corp.	0.190%–0.220%	11/14/11	117,100	117,051
Toyota Motor Credit Corp.	0.200%	10/4/11	26,000	25,995
Toyota Motor Credit Corp.	0.280%	11/10/11	12,750	12,743
Toyota Motor Credit Corp.	0.280%	11/16/11	37,000	36,978
Toyota Motor Credit Corp.	0.270%–0.280%	11/18/11	136,000	135,918
Toyota Motor Credit Corp.	0.280%	11/21/11	99,000	98,938
Toyota Motor Credit Corp.	0.280%	11/28/11	99,000	98,932
Toyota Motor Credit Corp.	0.280%	11/29/11	109,000	108,925
Toyota Motor Credit Corp.	0.280%	11/30/11	100,000	99,930
Toyota Motor Credit Corp.	0.341%	1/19/12	116,000	115,847
Toyota Motor Credit Corp.	0.290%	1/20/12	53,000	52,940
Toyota Motor Credit Corp.	0.401%	2/22/12	38,000	37,926
Toyota Motor Credit Corp.	0.401%	2/24/12	111,000	110,783
				1,730,547
Finance—Other (7.2%)
4 Falcon Asset Securitization Co. LLC	0.170%	9/16/11	59,000	58,996
4 Falcon Asset Securitization Co. LLC	0.170%	9/20/11	60,000	59,995
4 Falcon Asset Securitization Co. LLC	0.170%	9/26/11	160,900	160,881
General Electric Capital Corp.	0.190%	9/21/11	100,000	99,989
General Electric Capital Corp.	0.190%	9/26/11	396,000	395,948
General Electric Capital Corp.	0.190%	9/28/11	565,000	564,920
General Electric Capital Corp.	0.160%	10/11/11	197,000	196,965
General Electric Capital Corp.	0.190%	11/18/11	550,000	549,774
General Electric Capital Corp.	0.250%	12/20/11	250,000	249,809
General Electric Capital Corp.	0.250%	12/21/11	250,000	249,807
General Electric Capital Services Inc.	0.200%	10/3/11	168,000	167,970
General Electric Capital Services Inc.	0.170%	10/5/11	42,200	42,193
General Electric Capital Services Inc.	0.200%	10/7/11	200,000	199,960
General Electric Capital Services Inc.	0.160%	11/3/11	124,000	123,965
4 Govco LLC	0.200%	9/7/11	117,000	116,996
4 Govco LLC	0.190%	9/12/11	49,000	48,997
4 Govco LLC	0.190%–0.200%	9/13/11	197,000	196,987
4 Govco LLC	0.190%	9/15/11	198,000	197,985
4 Govco LLC	0.190%	9/19/11	118,000	117,989
4 Govco LLC	0.190%	9/21/11	157,250	157,233
4 Govco LLC	0.190%	9/23/11	50,000	49,994
4 Govco LLC	0.190%	9/26/11	78,500	78,490
4 Govco LLC	0.260%–0.270%	11/4/11	137,250	137,185
4 Govco LLC	0.260%–0.330%	11/14/11	213,600	213,481
4 Govco LLC	0.330%	11/15/11	109,250	109,175
4 Govco LLC	0.335%	11/22/11	92,000	91,930
4 Govco LLC	0.335%–0.340%	11/28/11	373,000	372,692
4 Jupiter Securitization Co. LLC	0.170%	9/8/11	39,000	38,999
4 Jupiter Securitization Co. LLC	0.170%	9/16/11	59,000	58,996
4 Jupiter Securitization Co. LLC	0.170%	9/19/11	54,000	53,995
4 Jupiter Securitization Co. LLC	0.170%	9/20/11	80,000	79,993
4 Jupiter Securitization Co. LLC	0.170%	9/26/11	39,000	38,995
4 Jupiter Securitization Co. LLC	0.170%	10/3/11	59,000	58,991
4 Old Line Funding LLC	0.180%	9/6/11	398,500	398,490
4 Old Line Funding LLC	0.180%	9/7/11	29,000	28,999
4 Old Line Funding LLC	0.170%	9/8/11	99,000	98,997
4 Old Line Funding LLC	0.180%	9/9/11	43,000	42,998
4 Old Line Funding LLC	0.170%	9/12/11	191,017	191,007
4 Old Line Funding LLC	0.170%	9/19/11	30,000	29,997

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Old Line Funding LLC	0.170%	9/20/11	160,000	159,986
4 Old Line Funding LLC	0.170%	10/3/11	39,000	38,994
4 Old Line Funding LLC	0.170%	10/4/11	82,500	82,487
4 Old Line Funding LLC	0.170%	10/6/11	55,308	55,299
4 Straight-A Funding LLC	0.160%	9/26/11	15,000	14,998
4 Straight-A Funding LLC	0.160%	9/26/11	98,000	97,989
4 Straight-A Funding LLC	0.160%	9/26/11	17,431	17,429
4 Straight-A Funding LLC	0.160%	9/26/11	70,887	70,879
4 Straight-A Funding LLC	0.160%	10/3/11	127,000	126,982
4 Straight-A Funding LLC	0.160%	10/4/11	40,000	39,994
4 Straight-A Funding LLC	0.160%	10/5/11	108,000	107,984
4 Straight-A Funding LLC	0.160%	10/11/11	50,000	49,991
4 Straight-A Funding LLC	0.160%	10/11/11	17,645	17,642
4 Straight-A Funding LLC	0.160%	10/11/11	85,000	84,985
4 Straight-A Funding LLC	0.160%	10/20/11	100,112	100,090
4 Straight-A Funding LLC	0.190%	11/7/11	100,000	99,965
4 Straight-A Funding LLC	0.190%	11/14/11	197,000	196,923
4 Straight-A Funding LLC	0.190%	11/14/11	260,000	259,899
4 Straight-A Funding LLC	0.190%	11/14/11	154,721	154,661
4 Straight-A Funding LLC	0.190%	11/15/11	172,554	172,486
4 Straight-A Funding LLC	0.190%	11/16/11	94,007	93,969
				8,174,395
Foreign Banks (5.9%)
4 Australia & New Zealand Banking Group, Ltd.	0.311%	10/3/11	297,000	296,918
4 Australia & New Zealand Banking Group, Ltd.	0.280%	10/6/11	150,000	149,959
4 Australia & New Zealand Banking Group, Ltd.	0.250%	11/8/11	96,105	96,060
4 Australia & New Zealand Banking Group, Ltd.	0.250%	11/9/11	120,000	119,943
4 Australia & New Zealand Banking Group, Ltd.	0.230%	12/2/11	183,000	182,892
4 Australia & New Zealand Banking Group, Ltd.	0.351%	2/16/12	247,000	246,597
4 Commonwealth Bank of Australia	0.180%	9/7/11	456,000	455,986
4 Commonwealth Bank of Australia	0.331%	9/14/11	500,000	499,940
4 Commonwealth Bank of Australia	0.180%	10/12/11	250,000	249,949
4 Commonwealth Bank of Australia	0.265%	11/21/11	450,000	449,732
4 Commonwealth Bank of Australia	0.341%	1/30/12	200,000	199,715
4 Commonwealth Bank of Australia	0.346%–0.401%	2/13/12	493,000	492,197
Lloyds TSB Bank PLC	0.218%	9/7/11	440,000	439,984
Rabobank USA Financial Corp.	0.260%	11/4/11	18,975	18,966
4 Westpac Banking Corp.	0.190%	9/6/11	114,100	114,097
4 Westpac Banking Corp.	0.311%	10/6/11	170,000	169,949
4 Westpac Banking Corp.	0.290%	10/21/11	517,000	516,792
4 Westpac Banking Corp.	0.280%	1/12/12	500,000	499,483
4 Westpac Banking Corp.	0.351%	1/30/12	47,450	47,380
4 Westpac Banking Corp.	0.361%	2/3/12	169,370	169,107
4 Westpac Banking Corp.	0.351%–0.361%	2/7/12	831,000	829,701
4 Westpac Banking Corp.	0.371%	2/16/12	499,000	498,138
				6,743,485
Foreign Governments (0.1%)
Banque et Caisse d’Epargne de L’Etat	0.341%	9/20/11	76,000	75,986
Banque et Caisse d’Epargne de L’Etat	0.260%	12/5/11	75,000	74,949
				150,935
Foreign Industrial (2.5%)
4 Nestle Capital Corp.	0.200%	9/1/11	365,000	365,000
4 Nestle Capital Corp.	0.200%	9/6/11	29,000	28,999
4 Nestle Capital Corp.	0.120%	10/11/11	400,375	400,321

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Nestle Capital Corp.	0.150%	11/10/11	106,000	105,969
4 Nestle Capital Corp.	0.230%	1/3/12	495,000	494,608
Nestle Finance International Ltd.	0.140%	9/26/11	114,500	114,489
Nestle Finance International Ltd.	0.150%	11/8/11	74,200	74,179
Nestle Finance International Ltd.	0.150%	11/21/11	65,000	64,978
Nestle Finance International Ltd.	0.130%	11/22/11	44,504	44,491
Nestle Finance International Ltd.	0.130%	11/29/11	60,100	60,080
Nestle Finance International Ltd.	0.215%	12/19/11	198,000	197,871
4 Novartis Finance Corp.	0.290%	9/12/11	36,774	36,771
4 Novartis Finance Corp.	0.210%–0.250%	10/11/11	31,650	31,642
4 Novartis Finance Corp.	0.220%	10/12/11	49,500	49,487
4 Novartis Securities Investment Ltd.	0.140%	9/9/11	74,400	74,398
4 Novartis Securities Investment Ltd.	0.100%	9/13/11	37,250	37,249
4 Novartis Securities Investment Ltd.	0.180%	10/11/11	46,000	45,991
4 Novartis Securities Investment Ltd.	0.190%	11/14/11	34,000	33,987
4 Novartis Securities Investment Ltd.	0.190%	11/18/11	61,000	60,975
4 Sanofi	0.140%	9/16/11	171,600	171,590
4 Siemens Capital Co. LLC	0.100%	9/19/11	19,230	19,229
4 Total Capital Canada, Ltd.	0.311%	9/16/11	40,500	40,495
4 Total Capital Canada, Ltd.	0.080%	9/23/11	168,100	168,092
4 Total Capital Canada, Ltd.	0.195%	2/29/12	99,000	98,903
				2,819,794
Industrial (3.1%)
4 Abbott Laboratories	0.090%	9/19/11	49,250	49,248
4 Abbott Laboratories	0.090%	9/26/11	63,000	62,996
General Electric Co.	0.120%	9/12/11	148,000	147,994
4 Johnson & Johnson	0.160%	2/28/12	50,000	49,960
4 Merck & Co Inc.	0.110%	9/7/11	73,800	73,799
4 PepsiCo Inc.	0.080%	9/6/11	27,500	27,500
4 PepsiCo Inc.	0.080%	9/12/11	118,740	118,737
4 PepsiCo Inc.	0.100%	10/3/11	49,500	49,496
4 Procter & Gamble Co.	0.080%	9/19/11	454,000	453,982
4 Procter & Gamble Co.	0.100%	10/5/11	7,750	7,749
4 Procter & Gamble Co.	0.100%	10/7/11	78,750	78,742
4 Procter & Gamble Co.	0.120%	10/12/11	78,000	77,989
4 Procter & Gamble Co.	0.100%–0.110%	10/14/11	90,995	90,984
4 Procter & Gamble Co.	0.110%	10/17/11	384,455	384,401
4 Texas Instruments Inc.	0.120%	10/7/11	117,000	116,986
4 The Coca-Cola Co.	0.150%	9/8/11	204,750	204,744
4 The Coca-Cola Co.	0.150%	9/22/11	141,500	141,488
4 The Coca-Cola Co.	0.150%	10/3/11	78,000	77,990
4 The Coca-Cola Co.	0.130%–0.150%	10/4/11	176,000	175,977
4 The Coca-Cola Co.	0.120%	10/12/11	72,225	72,215
4 The Coca-Cola Co.	0.120%	10/13/11	39,320	39,314
4 The Coca-Cola Co.	0.150%	11/1/11	98,950	98,925
4 The Coca-Cola Co.	0.150%	11/7/11	53,500	53,485
4 The Coca-Cola Co.	0.150%	11/8/11	53,000	52,985
4 The Coca-Cola Co.	0.130%	11/23/11	160,440	160,392
4 Wal-Mart Stores, Inc.	0.190%	9/13/11	265,000	264,983
4 Wal-Mart Stores, Inc.	0.190%	9/15/11	471,000	470,965
				3,604,026
Total Commercial Paper (Cost $23,223,182)				23,223,182

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Certificates of Deposit (25.0%)
Domestic Banks (0.9%)
Branch Banking & Trust Co.	0.150%	9/19/11	160,000	160,000
Branch Banking & Trust Co.	0.150%	9/20/11	60,000	60,000
Branch Banking & Trust Co.	0.150%	9/22/11	175,000	175,000
Branch Banking & Trust Co.	0.160%	9/22/11	275,000	275,000
Branch Banking & Trust Co.	0.170%	10/3/11	109,000	109,000
Branch Banking & Trust Co.	0.210%	10/5/11	300,000	300,000
				1,079,000
Eurodollar Certificates of Deposit (9.2%)
Australia & New Zealand Banking Group, Ltd.	0.320%	10/5/11	495,000	495,000
Australia & New Zealand Banking Group, Ltd.	0.320%	10/6/11	496,000	496,000
Australia & New Zealand Banking Group, Ltd.	0.310%	10/18/11	300,000	300,008
Australia & New Zealand Banking Group, Ltd.	0.290%	10/21/11	250,000	250,000
Australia & New Zealand Banking Group, Ltd.	0.280%	11/4/11	247,000	247,000
Australia & New Zealand Banking Group, Ltd.	0.350%	2/9/12	250,000	250,000
Bank of Nova Scotia	0.240%	11/28/11	68,000	68,000
Commonwealth Bank of Australia	0.230%	12/12/11	200,000	200,000
Commonwealth Bank of Australia	0.380%	2/23/12	700,000	700,000
DNB NOR Bank ASA (London Branch)	0.195%	10/12/11	1,200,000	1,200,007
HSBC Bank PLC	0.340%	9/19/11	500,000	500,000
HSBC Bank PLC	0.330%	10/3/11	450,000	450,000
HSBC Bank PLC	0.320%	10/6/11	495,000	495,000
HSBC Bank PLC	0.300%	10/11/11	500,000	500,000
HSBC Bank PLC	0.310%	10/17/11	493,000	493,000
HSBC Bank PLC	0.285%	11/9/11	349,000	349,003
National Australia Bank Ltd.	0.330%	9/2/11	245,000	245,000
National Australia Bank Ltd.	0.275%	12/2/11	780,000	780,000
National Australia Bank Ltd.	0.320%	12/29/11	240,000	240,000
National Australia Bank Ltd.	0.320%	1/12/12	1,000,000	1,000,000
National Australia Bank Ltd.	0.400%	2/16/12	750,000	750,000
National Australia Bank Ltd.	0.400%	2/17/12	445,000	445,000
				10,453,018
Yankee Certificates of Deposit (14.9%)
Abbey National Treasury Services PLC
(US Branch)	0.420%	9/7/11	360,000	360,000
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.250%	11/17/11	99,000	99,000
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.220%	12/13/11	35,000	35,000
Bank of Montreal (Chicago Branch)	0.190%	9/28/11	430,000	430,000
Bank of Montreal (Chicago Branch)	0.190%	9/30/11	150,000	150,000
Bank of Montreal (Chicago Branch)	0.200%	11/7/11	1,137,000	1,137,000
Bank of Montreal (Chicago Branch)	0.250%	11/15/11	397,000	397,000
Bank of Montreal (Chicago Branch)	0.250%	11/22/11	180,000	180,000
Bank of Nova Scotia (Houston Branch)	0.190%	9/6/11	14,000	14,000
Bank of Nova Scotia (Houston Branch)	0.180%	9/9/11	315,000	315,000
Bank of Nova Scotia (Houston Branch)	0.240%	11/7/11	400,000	400,000
Bank of Nova Scotia (Houston Branch)	0.250%	11/8/11	1,000,000	1,000,000
Bank of Nova Scotia (Houston Branch)	0.235%	11/18/11	600,000	599,994
Bank of Nova Scotia (Houston Branch)	0.260%	11/22/11	420,000	420,000
Bank of Nova Scotia (Houston Branch)	0.250%	12/16/11	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.250%	12/20/11	280,000	280,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Credit Suisse (New York Branch)	0.260%	10/26/11	200,000	200,000
DNB NOR Bank ASA (New York Branch)	0.300%	11/28/11	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	0.300%	11/28/11	330,000	330,000
Lloyds TSB Bank PLC (New York Branch)	0.300%	11/30/11	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.290%	11/2/11	300,000	300,000
Nordea Bank Finland PLC (New York Branch)	0.310%	11/30/11	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.250%	12/6/11	300,000	300,000
Nordea Bank Finland PLC (New York Branch)	0.240%	12/9/11	44,000	44,000
Nordea Bank Finland PLC (New York Branch)	0.280%	1/11/12	640,000	640,000
Rabobank Nederland NV (New York Branch)	0.350%	9/1/11	645,000	645,000
Rabobank Nederland NV (New York Branch)	0.350%	9/16/11	420,000	420,000
Rabobank Nederland NV (New York Branch)	0.340%	10/6/11	175,000	175,000
Rabobank Nederland NV (New York Branch)	0.270%	11/9/11	800,000	800,000
Royal Bank of Canada (New York Branch)	0.320%	9/14/11	495,000	495,000
Royal Bank of Canada (New York Branch)	0.280%	10/11/11	300,000	300,000
Royal Bank of Canada (New York Branch)	0.250%	12/20/11	600,000	600,000
Royal Bank of Canada (New York Branch)	0.350%	2/22/12	492,000	492,000
Royal Bank of Scotland PLC (Connecticut Branch)	0.240%	10/3/11	200,000	200,000
Svenska Handelsbanken (New York Branch)	0.195%	9/7/11	300,000	300,000
Svenska Handelsbanken (New York Branch)	0.300%	11/1/11	250,000	250,000
Svenska Handelsbanken (New York Branch)	0.300%	11/3/11	270,000	270,000
Svenska Handelsbanken (New York Branch)	0.310%	11/30/11	500,000	500,000
Toronto Dominion Bank (New York Branch)	0.170%	9/1/11	297,500	297,500
Toronto Dominion Bank (New York Branch)	0.330%	9/6/11	197,000	197,000
Toronto Dominion Bank (New York Branch)	0.330%	9/6/11	178,000	178,000
Toronto Dominion Bank (New York Branch)	0.330%	9/9/11	75,000	75,000
Toronto Dominion Bank (New York Branch)	0.280%	10/20/11	247,000	247,000
Toronto Dominion Bank (New York Branch)	0.240%	12/1/11	297,500	297,500
Toronto Dominion Bank (New York Branch)	0.350%	2/15/12	297,000	297,000
Westpac Banking Corp. (New York Branch)	0.230%	12/7/11	200,000	200,000
Westpac Banking Corp. (New York Branch)	0.360%	2/9/12	496,000	496,000
				17,012,994
Total Certificates of Deposit (Cost $28,545,012)				28,545,012
Repurchase Agreements (0.2%)
Barclays Capital Inc.
(Dated 8/31/11, Repurchase Value
$10,000,000, collateralized by U.S.
Treasury Note/Bond 4.500%, 8/15/39)	0.040%	9/1/11	10,000	10,000
Credit Suisse Securities (USA) LLC
(Dated 8/31/11, Repurchase Value
$50,000,000, collateralized by U.S.
Treasury Note/Bond 3.625%, 8/15/19)	0.050%	9/1/11	50,000	50,000
RBC Capital Markets LLC
(Dated 8/31/11, Repurchase Value
$10,000,000, collateralized by U.S.
Treasury Note/Bond 0.500%, 8/15/14)	0.050%	9/1/11	10,000	10,000
RBC Capital Markets LLC
(Dated 8/31/11, Repurchase Value
$71,640,000, collateralized by U.S.
Treasury Note/Bond 0.500%, 8/15/14)	0.100%	9/1/11	71,640	71,640

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
RBS Securities, Inc.
(Dated 8/31/11, Repurchase Value
$30,000,000, collateralized by U.S.
Treasury Note/Bond 0.625%, 6/30/12)	0.060%	9/1/11	30,000	30,000
Total Repurchase Agreements (Cost $171,640)				171,640

			Shares
Money Market Fund (1.3%)
5 Vanguard Municipal Cash Management Fund
(Cost $1,460,019)	0.170%		1,460,019,065	1,460,019

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (3.1%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.160%	9/7/11	19,500	19,500
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.170%	9/7/11	35,400	35,400
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.170%	9/7/11	39,315	39,315
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project) VRDO	0.170%	9/7/11	79,000	79,000
Bi-State Development Agency of the
Missouri-Illinois Metropolitan District VRDO	0.210%	9/7/11	29,800	29,800
Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.210%	9/7/11	16,575	16,575
Board of Regents of the University of Texas
System Revenue Financing System Revenue
VRDO	0.090%	9/7/11	17,425	17,425
Board of Regents of the University of Texas
System Revenue Financing System Revenue
VRDO	0.150%	9/7/11	58,300	58,300
Board of Regents of the University of Texas
System Revenue Financing System Revenue
VRDO	0.150%	9/7/11	95,000	95,000
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.140%	9/7/11	19,000	19,000
California Housing Finance Agency
Home Mortgage Revenue VRDO	0.150%	9/7/11	24,520	24,520
California Housing Finance Agency
Home Mortgage Revenue VRDO	0.150%	9/7/11	10,300	10,300
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.150%	9/7/11	22,100	22,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.170%	9/7/11	24,000	24,000
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.210%	9/7/11	19,200	19,200

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.110%	9/7/11	35,000	35,000
Curators of the University of Missouri System
Facilities Revenue VRDO	0.170%	9/7/11	62,150	62,150
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.180%	9/7/11	76,100	76,100
District of Columbia Revenue
(George Washington University) VRDO	0.170%	9/7/11	27,560	27,560
District of Columbia Revenue
(Georgetown University) VRDO	0.170%	9/7/11	17,200	17,200
District of Columbia Revenue
(Georgetown University) VRDO	0.170%	9/7/11	7,575	7,575
District of Columbia Revenue
(Washington Drama Society) VRDO	0.200%	9/7/11	20,375	20,375
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.190%	9/7/11	10,600	10,600
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	0.170%	9/7/11	42,000	42,000
Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.160%	9/7/11	42,500	42,500
Idaho Housing & Finance Association
Single Family Mortgage Revenue VRDO	0.170%	9/7/11	16,800	16,800
Idaho Housing & Finance Association
Single Family Mortgage Revenue VRDO	0.190%	9/7/11	29,205	29,205
Illinois Development Finance Authority Revenue
(Chicago Horticultural Society) VRDO	0.190%	9/7/11	16,300	16,300
Illinois Finance Authority Pollution Control
Revenue (Commonwealth Edison Co. Project)
VRDO	0.160%	9/7/11	29,400	29,400
Illinois Finance Authority Revenue
(Carle Foundation) VRDO	0.150%	9/7/11	31,905	31,905
Illinois Finance Authority Revenue
(Carle Healthcare System) VRDO	0.100%	9/7/11	44,665	44,665
Illinois Finance Authority Revenue
(Ingalls Health System) VRDO	0.150%	9/7/11	43,000	43,000
Illinois Finance Authority Revenue
(Little Co. of Mary Hospital &
Health Care Centers) VRDO	0.200%	9/7/11	17,815	17,815
Illinois Finance Authority Revenue
(Museum of Science & Industry) VRDO	0.210%	9/7/11	13,000	13,000
Indiana Development Finance Authority
Educational Facilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.160%	9/7/11	14,400	14,400
Indiana Educational Facilities Authority Revenue
(Wabash College) VRDO	0.200%	9/7/11	23,940	23,940
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc.
Obligated Group) VRDO	0.200%	9/7/11	22,445	22,445
Indiana Finance Authority Revenue
(Lease Appropriation) VRDO	0.180%	9/7/11	15,075	15,075
Jacksonville FL Capital Project Revenue VRDO	0.260%	9/7/11	26,400	26,400

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist Healthcare
System Obligated Group) VRDO	0.120%	9/7/11	25,035	25,035
Kentucky Higher Education Student Loan Corp.
Student Loan Revenue VRDO	0.200%	9/7/11	33,235	33,235
Knox County TN Health Educational &
Housing Facilities Board Hospital Facilities
(Covenant Healthcare) VRDO	0.170%	9/7/11	15,690	15,690
Los Angeles CA Wastewater System Revenue
VRDO	0.140%	9/7/11	37,300	37,300
Los Angeles CA Wastewater System Revenue
VRDO	0.160%	9/7/11	20,400	20,400
Los Angeles CA Wastewater System Revenue
VRDO	0.240%	9/7/11	23,200	23,200
Los Angeles CA Wastewater System Revenue
VRDO	0.240%	9/7/11	27,595	27,595
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.120%	9/7/11	49,365	49,365
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.130%	9/7/11	18,855	18,855
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.180%	9/7/11	11,650	11,650
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.200%	9/7/11	15,130	15,130
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
VRDO	0.130%	9/7/11	30,635	30,635
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.170%	9/7/11	30,160	30,160
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.150%	9/7/11	21,900	21,900
Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.180%	9/7/11	9,015	9,015
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.150%	9/7/11	19,320	19,320
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.150%	9/7/11	43,100	43,100
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project) VRDO	0.140%	9/7/11	25,350	25,350
Michigan Higher Education Facilities Authority
Revenue (Albion College) VRDO	0.220%	9/7/11	13,000	13,000
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.160%	9/7/11	32,925	32,925
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.170%	9/7/11	22,000	22,000
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System) VRDO	0.150%	9/7/11	15,000	15,000
Missouri Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health System)
VRDO	0.170%	9/7/11	18,000	18,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Missouri Health & Educational Facilities Authority
Health Facilities Revenue (SSM Health Care)
VRDO	0.130%	9/7/11	83,775	83,775
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.210%	9/7/11	19,130	19,130
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.180%	9/7/11	19,600	19,600
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.140%	9/7/11	32,800	32,800
New York City NY GO VRDO	0.140%	9/7/11	58,550	58,550
New York City NY GO VRDO	0.150%	9/7/11	29,800	29,800
New York City NY GO VRDO	0.160%	9/7/11	11,775	11,775
New York City NY GO VRDO	0.160%	9/7/11	9,825	9,825
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.130%	9/7/11	39,505	39,505
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.130%	9/7/11	21,980	21,980
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.150%	9/7/11	8,100	8,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.150%	9/7/11	31,300	31,300
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.180%	9/7/11	14,885	14,885
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.190%	9/7/11	30,805	30,805
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.190%	9/7/11	30,645	30,645
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.140%	9/7/11	20,500	20,500
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street) VRDO	0.170%	9/7/11	42,300	42,300
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.170%	9/7/11	17,300	17,300
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street) VRDO	0.140%	9/7/11	31,500	31,500
New York State Housing Finance Agency
Housing Revenue (330 West 39th Street) VRDO	0.190%	9/7/11	26,100	26,100
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.150%	9/7/11	12,800	12,800
New York State Housing Finance Agency
Housing Revenue (Clinton Green - South) VRDO	0.170%	9/7/11	11,625	11,625
New York State Housing Finance Agency
Housing Revenue (Clinton Green North) VRDO	0.170%	9/7/11	31,845	31,845
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.160%	9/7/11	24,500	24,500
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.170%	9/7/11	10,375	10,375

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
North Texas Higher Education Authority
Student Loan Revenue VRDO	0.230%	9/7/11	29,900	29,900
North Texas Tollway Authority System Revenue
VRDO	0.170%	9/7/11	35,100	35,100
Oakland University of Michigan Revenue VRDO	0.170%	9/7/11	8,900	8,900
Ohio Air Quality Development Authority Revenue
(Dayton Power & Light Co. Project) VRDO	0.160%	9/7/11	11,100	11,100
Ohio GO VRDO	0.130%	9/7/11	23,515	23,515
Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health
System Inc.) VRDO	0.160%	9/7/11	25,000	25,000
Ohio State University General Receipts Revenue
VRDO	0.130%	9/7/11	115,300	115,300
Ohio State University General Receipts Revenue
VRDO	0.140%	9/7/11	29,525	29,525
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.140%	9/7/11	45,065	45,065
Pittsburgh PA Water & Sewer Authority Revenue
VRDO	0.310%	9/7/11	57,850	57,850
Salem OH Hospital Facilities Revenue
(Salem Community Hospital Project) VRDO	0.170%	9/7/11	13,400	13,400
San Antonio TX Electric & Gas Systems Revenue
VRDO	0.260%	9/7/11	35,355	35,355
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.170%	9/7/11	18,400	18,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.170%	9/7/11	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.170%	9/7/11	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	9/7/11	23,035	23,035
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.220%	9/7/11	34,620	34,620
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.200%	9/7/11	69,085	69,085
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.150%	9/7/11	19,600	19,600
University of Alabama Birmingham Hospital
Revenue VRDO	0.250%	9/7/11	24,100	24,100
University of South Florida Financing Corp.
COP VRDO	0.180%	9/7/11	40,700	40,700
University of Texas Permanent University Fund
Revenue VRDO	0.110%	9/7/11	66,305	66,305
University of Texas Permanent University Fund
Revenue VRDO	0.140%	9/7/11	152,100	152,100
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.170%	9/7/11	19,250	19,250
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.170%	9/7/11	15,500	15,500
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours Health
System Inc.) VRDO	0.180%	9/7/11	7,200	7,200

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
	Warren County KY Revenue (Western Kentucky
	University Student Life Foundation Inc. Project)
	VRDO	0.200%	9/7/11	19,500	19,500
6	Washington County PA Authority Revenue
	(Girard Estate Project) VRDO	0.200%	9/7/11	11,040	11,040
	Washington Health Care Facilities Authority
	Revenue (Multi Care Health System) VRDO	0.170%	9/7/11	24,975	24,975
	Washington Health Care Facilities Authority
	Revenue (Swedish Health Services) VRDO	0.130%	9/7/11	20,500	20,500
	West Virginia Hospital Finance Authority Hospital
	Revenue (Charleston Area Medical Center Inc.)
	VRDO	0.150%	9/7/11	30,045	30,045
	Wisconsin Health & Educational Facilities
	Authority Revenue (Aurora Health Care Inc.)
	VRDO	0.160%	9/7/11	31,200	31,200
6	Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.270%	9/7/11	13,000	13,000
Total Tax-Exempt Municipal Bonds (Cost $3,565,490)					3,565,490
Taxable Municipal Bonds (0.0%)
6	Massachusetts State Transportation Fund
	Revenue TOB VRDO	0.270%	9/7/11	13,100	13,100
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.270%	9/7/11	6,400	6,400
Total Taxable Municipal Bonds (Cost $19,500)					19,500
Total Investments (100.7%) (Cost $114,985,398)					114,985,398
Other Assets and Liabilities (-0.7%)
Other Assets					458,172
Liabilities					(1,300,646)
					(842,474)
Net Assets (100%)					114,142,924

Prime Money Market Fund

At August 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	114,134,618
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	8,306
Net Assets	114,142,924

Investor Shares—Net Assets
Applicable to 92,387,498,956 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	92,403,666
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 21,736,467,632 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	21,739,258
Net Asset Value Per Share—Institutional Shares	$1.00

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2011, the aggregate value of these securities was $17,337,368,000, representing 15.2% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $43,540,000.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Year Ended
August 31, 2011
($000)
Investment Income
Income
Interest[1]	286,720
Total Income	286,720
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,208
Management and Administrative—Investor Shares	143,283
Management and Administrative—Institutional Shares	10,760
Marketing and Distribution—Investor Shares	28,095
Marketing and Distribution—Institutional Shares	6,317
Custodian Fees	1,586
Auditing Fees	28
Shareholders’ Reports—Investor Shares	683
Shareholders’ Reports—Institutional Shares	110
Trustees’ Fees and Expenses	137
Total Expenses	196,207
Net Investment Income	90,513
Realized Net Gain (Loss) on Investment Securities Sold	1,676
Net Increase (Decrease) in Net Assets Resulting from Operations	92,189
1 Interest income from an affiliated company of the fund was $2,577,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	90,513	118,919
Realized Net Gain (Loss)	1,676	1,651
Net Increase (Decrease) in Net Assets Resulting from Operations	92,189	120,570
Distributions
Net Investment Income
Investor Shares	(55,253)	(78,239)
Institutional Shares	(35,260)	(40,680)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(90,513)	(118,919)
Capital Share Transactions
Investor Shares	3,718,120	(7,395,143)
Institutional Shares	2,631,581	784,242
Net Increase (Decrease) from Capital Share Transactions	6,349,701	(6,610,901)
Total Increase (Decrease)	6,351,377	(6,609,250)
Net Assets
Beginning of Period	107,791,547	114,400,797
End of Period	114,142,924	107,791,547

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.013	.035	.051
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.001	.001	.013	.035	.051
Distributions
Dividends from Net Investment Income	(.001)	(.001)	(.013)	(.035)	(.051)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.013)	(.035)	(.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.06%	0.08%	1.31%	3.60%	5.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92,404	$88,684	$96,078	$92,483	$84,052
Ratio of Total Expenses to
Average Net Assets	0.20%	0.23%	0.28%[2]	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.06%	0.08%	1.25%	3.49%	5.10%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Institutional Shares

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.002	.002	.015	.037	.053
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.002	.002	.015	.037	.053
Distributions
Dividends from Net Investment Income	(.002)	(.002)	(.015)	(.037)	(.053)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.002)	(.002)	(.015)	(.037)	(.053)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.17%	0.22%	1.47%	3.75%	5.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,739	$19,107	$18,323	$13,844	$10,022
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.13%[1]	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.17%	0.22%	1.40%	3.64%	5.26%
1 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund invests in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $18,107,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 7.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

Prime Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:

			Year Ended August 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	119,751,906	119,751,906	99,880,454	99,880,454
Issued in Lieu of Cash Distributions	53,993	53,993	76,231	76,231
Redeemed	(116,087,779)	(116,087,779)	(107,351,828)	(107,351,828)
Net Increase (Decrease)—Investor Shares	3,718,120	3,718,120	(7,395,143)	(7,395,143)
Institutional Shares
Issued	20,303,805	20,303,805	16,052,323	16,052,323
Issued in Lieu of Cash Distributions	34,248	34,248	39,524	39,524
Redeemed	(17,706,472)	(17,706,472)	(15,307,605)	(15,307,605)
Net Increase (Decrease)—Institutional Shares	2,631,581	2,631,581	784,242	784,242

E. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of August 31, 2011

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.22%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	56 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	10.8%
U.S. Government Agency Obligations	88.8
Repurchase Agreements	0.4

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 23, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended August 31, 2011, the expense ratio was 0.19%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.20%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2001, Through August 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Federal Money Market Fund	0.02%	1.93%	2.02%	$12,218
Citigroup Three-Month U.S. Treasury
Bill Index	0.12	1.69	1.95	12,128
Government Money Market Funds
Average	0.00	1.53	1.57	11,680

Government Money Market Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend information.

Federal Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2001, Through August 31, 2011

		Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2002	2.12%	1.48%
2003	1.11	0.64
2004	0.82	0.40
2005	2.26	1.73
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
7-day SEC yield (8/31/2011): 0.01%
Government Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.02%	2.10%	2.09%

Federal Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
2	Fannie Mae Discount Notes	0.090%–0.170%	9/1/11	68,866	68,866
2	Fannie Mae Discount Notes	0.100%	9/7/11	5,225	5,225
2	Fannie Mae Discount Notes	0.025%–0.175%	9/14/11	154,050	154,043
2	Fannie Mae Discount Notes	0.040%	9/20/11	101,000	100,998
2	Fannie Mae Discount Notes	0.180%	9/21/11	20,000	19,998
2	Fannie Mae Discount Notes	0.080%–0.090%	10/4/11	13,700	13,699
2	Fannie Mae Discount Notes	0.080%	10/5/11	12,000	11,999
2	Fannie Mae Discount Notes	0.060%–0.150%	10/12/11	100,526	100,512
2	Fannie Mae Discount Notes	0.070%	10/19/11	50,000	49,995
2	Fannie Mae Discount Notes	0.100%	10/24/11	6,000	5,999
2	Fannie Mae Discount Notes	0.140%–0.145%	10/26/11	88,263	88,244
2	Fannie Mae Discount Notes	0.120%	11/2/11	14,675	14,672
2	Fannie Mae Discount Notes	0.060%	11/7/11	10,100	10,099
2	Fannie Mae Discount Notes	0.065%	11/9/11	7,665	7,664
2	Fannie Mae Discount Notes	0.070%–0.130%	11/16/11	81,200	81,187
2	Fannie Mae Discount Notes	0.120%	11/23/11	5,000	4,999
2	Fannie Mae Discount Notes	0.140%	11/30/11	147,208	147,156
2	Fannie Mae Discount Notes	0.080%–0.120%	12/1/11	26,967	26,961
2	Fannie Mae Discount Notes	0.140%	12/7/11	51,000	50,981
2	Fannie Mae Discount Notes	0.140%	12/14/11	40,000	39,984
2	Fannie Mae Discount Notes	0.105%	1/4/12	78,345	78,316
2	Fannie Mae Discount Notes	0.220%	1/18/12	90,350	90,273
2	Fannie Mae Discount Notes	0.150%	1/25/12	40,000	39,976
2	Fannie Mae Discount Notes	0.150%	2/8/12	31,183	31,162
2	Federal Home Loan Bank Discount Notes	0.050%–0.170%	9/7/11	145,402	145,400
2	Federal Home Loan Bank Discount Notes	0.060%–0.170%	9/9/11	12,330	12,330
2	Federal Home Loan Bank Discount Notes	0.110%	9/13/11	3,591	3,591
2	Federal Home Loan Bank Discount Notes	0.095%	9/14/11	60,000	59,998
2	Federal Home Loan Bank Discount Notes	0.060%–0.095%	9/16/11	54,000	53,998
2	Federal Home Loan Bank Discount Notes	0.055%	9/23/11	14,400	14,399
2	Federal Home Loan Bank Discount Notes	0.070%	9/28/11	33,757	33,755
2	Federal Home Loan Bank Discount Notes	0.070%	9/30/11	155,736	155,727
2	Federal Home Loan Bank Discount Notes	0.050%	10/7/11	16,655	16,654
2	Federal Home Loan Bank Discount Notes	0.050%	10/14/11	55,000	54,997
2	Federal Home Loan Bank Discount Notes	0.100%	10/19/11	9,000	8,999
2	Federal Home Loan Bank Discount Notes	0.120%	10/21/11	1,850	1,850

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
2	Federal Home Loan Bank Discount Notes	0.200%	10/24/11	17,900	17,895
2	Federal Home Loan Bank Discount Notes	0.120%–0.200%	10/26/11	17,400	17,395
2	Federal Home Loan Bank Discount Notes	0.080%	11/16/11	7,400	7,399
2	Federal Home Loan Bank Discount Notes	0.080%–0.085%	11/25/11	11,600	11,598
2	Federal Home Loan Bank Discount Notes	0.140%	11/30/11	12,700	12,695
2	Federal Home Loan Bank Discount Notes	0.140%	12/7/11	11,000	10,996
2	Federal Home Loan Bank Discount Notes	0.140%	12/13/11	10,000	9,996
2	Federal Home Loan Bank Discount Notes	0.140%	12/14/11	10,000	9,996
2	Federal Home Loan Bank Discount Notes	0.100%	1/11/12	30,000	29,989
2	Federal Home Loan Bank Discount Notes	0.120%	1/18/12	19,500	19,491
2	Federal Home Loan Bank Discount Notes	0.100%–0.150%	2/10/12	69,242	69,203
2	Federal Home Loan Bank Discount Notes	0.130%	2/17/12	57,000	56,965
2	Federal Home Loan Bank Discount Notes	0.120%	2/22/12	31,000	30,982
[2,3]	Federal Home Loan Banks	0.126%	9/9/11	24,000	24,000
[2,3]	Federal Home Loan Banks	0.168%	9/23/11	41,000	40,999
[2,3]	Federal Home Loan Banks	0.173%	1/9/12	150,000	149,983
[2,3]	Federal Home Loan Banks	0.185%	1/23/12	25,000	24,997
[2,3]	Federal Home Loan Banks	0.157%	2/3/12	100,000	99,987
[2,3]	Federal Home Loan Mortgage Corp.	0.168%	12/16/11	35,000	34,996
[2,3]	Federal Home Loan Mortgage Corp.	0.168%	2/16/12	75,000	74,986
[2,3]	Federal Home Loan Mortgage Corp.	0.157%	8/24/12	60,000	59,972
[2,3]	Federal Home Loan Mortgage Corp.	0.173%	3/21/13	13,000	12,990
[2,3]	Federal Home Loan Mortgage Corp.	0.155%	5/6/13	48,000	47,962
[2,3]	Federal Home Loan Mortgage Corp.	0.142%	6/3/13	60,000	59,957
[2,3]	Federal National Mortgage Assn.	0.235%	8/23/12	160,000	160,018
[2,3]	Federal National Mortgage Assn.	0.240%	9/17/12	40,000	39,991
[2,3]	Federal National Mortgage Assn.	0.235%	11/23/12	70,000	69,974
[2,3]	Federal National Mortgage Assn.	0.197%	8/12/13	30,000	29,982
2	Freddie Mac Discount Notes	0.060%–0.115%	9/6/11	22,850	22,850
2	Freddie Mac Discount Notes	0.170%	9/12/11	95,000	94,995
2	Freddie Mac Discount Notes	0.050%	9/13/11	13,000	13,000
2	Freddie Mac Discount Notes	0.150%	9/14/11	34,940	34,938
2	Freddie Mac Discount Notes	0.130%–0.180%	9/19/11	43,977	43,973
2	Freddie Mac Discount Notes	0.065%	10/3/11	5,300	5,300
2	Freddie Mac Discount Notes	0.130%–0.160%	10/4/11	95,755	95,741
2	Freddie Mac Discount Notes	0.090%	10/6/11	4,300	4,300
2	Freddie Mac Discount Notes	0.065%	10/12/11	4,300	4,300
2	Freddie Mac Discount Notes	0.100%–0.200%	10/24/11	345,593	345,512
2	Freddie Mac Discount Notes	0.050%–0.080%	11/2/11	29,600	29,596
2	Freddie Mac Discount Notes	0.080%–0.120%	11/7/11	180,991	180,962
2	Freddie Mac Discount Notes	0.060%–0.080%	11/9/11	36,500	36,495
2	Freddie Mac Discount Notes	0.120%	11/14/11	8,350	8,348
2	Freddie Mac Discount Notes	0.090%	11/15/11	25,000	24,995
2	Freddie Mac Discount Notes	0.140%	12/5/11	35,000	34,987
2	Freddie Mac Discount Notes	0.080%–0.090%	12/6/11	35,400	35,392
2	Freddie Mac Discount Notes	0.130%–0.140%	12/12/11	36,892	36,877
2	Freddie Mac Discount Notes	0.150%	12/13/11	8,000	7,997
2	Freddie Mac Discount Notes	0.095%	12/14/11	45,000	44,988
2	Freddie Mac Discount Notes	0.105%	1/3/12	52,000	51,981
2	Freddie Mac Discount Notes	0.150%	1/19/12	9,000	8,995
2	Freddie Mac Discount Notes	0.110%	2/13/12	48,000	47,976
	United States Treasury Bill	0.170%	9/29/11	138,298	138,280
	United States Treasury Bill	0.074%	11/17/11	50,000	49,992
	United States Treasury Bill	0.100%	11/25/11	50,000	49,988
	United States Treasury Bill	0.116%	12/1/11	150,000	149,956

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
United States Treasury Bill	0.105%	12/8/11	30,000	29,991
United States Treasury Bill	0.095%–0.101%	12/29/11	100,000	99,968
Total U.S. Government and Agency Obligations (Cost $4,772,773)				4,772,773
Repurchase Agreements (0.4%)
Barclays Capital Inc.
(Dated 8/31/11, Repurchase Value
$5,000,000, collateralized by U.S.
Treasury Bond 4.500%, 8/15/39)	0.040%	9/1/11	5,000	5,000
RBC Capital Market LLC
(Dated 8/31/11, Repurchase Value
$5,000,000, collateralized by U.S.
Treasury Note 0.500%, 8/15/14)	0.050%	9/1/11	5,000	5,000
RBS Securities, Inc.
(Dated 8/31/11, Repurchase Value
$9,098,000, collateralized by U.S.
Treasury Note 2.375%, 10/31/14)	0.060%	9/1/11	9,098	9,098
Total Repurchase Agreements (Cost $19,098)				19,098
Total Investments (100.0%) (Cost $4,791,871)				4,791,871
Other Assets and Liabilities (0.0%)
Other Assets				7,029
Liabilities				(4,999)
				2,030
Net Assets (100%)
Applicable to 4,793,274,679 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,793,901
Net Asset Value Per Share				$1.00

At August 31, 2011, net assets consisted of:
				Amount
				($000)
Paid-in Capital				4,793,793
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				108
Net Assets				4,793,901

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Year Ended
August 31, 2011
($000)
Investment Income
Income
Interest	10,989
Total Income	10,989
Expenses
The Vanguard Group—Note B
Investment Advisory Services	262
Management and Administrative	8,529
Marketing and Distribution	1,688
Custodian Fees	89
Auditing Fees	28
Shareholders’ Reports	43
Trustees’ Fees and Expenses	7
Total Expenses	10,646
Expense Reduction—Note B	(560)
Net Expenses	10,086
Net Investment Income	903
Realized Net Gain (Loss) on Investment Securities Sold	45
Net Increase (Decrease) in Net Assets Resulting from Operations	948

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	903	3,190
Realized Net Gain (Loss)	45	63
Net Increase (Decrease) in Net Assets Resulting from Operations	948	3,253
Distributions
Net Investment Income	(903)	(3,190)
Realized Capital Gain	—	—
Total Distributions	(903)	(3,190)
Capital Share Transactions (at $1.00)
Issued	474,221	617,905
Issued in Lieu of Cash Distributions	881	3,094
Redeemed	(1,729,232)	(3,959,429)
Net Increase (Decrease) from Capital Share Transactions	(1,254,130)	(3,338,430)
Total Increase (Decrease)	(1,254,085)	(3,338,367)
Net Assets
Beginning of Period	6,047,986	9,386,353
End of Period	4,793,901	6,047,986

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0002	.0004	.011	.034	.051
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0002	.0004	.011	.034	.051
Distributions
Dividends from Net Investment Income	(.0002)	(.0004)	(.011)	(.034)	(.051)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0002)	(.0004)	(.011)	(.034)	(.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.02%	0.04%	1.06%	3.46%	5.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,794	$6,048	$9,386	$8,982	$7,672
Ratio of Total Expenses to
Average Net Assets	0.19%[2]	0.22%	0.27%[3]	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.02%	0.04%	1.03%	3.33%	5.05%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.20%. See Note B in the Notes to Financial Statements.
3 Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund invests in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $776,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2011, Vanguard’s management and administrative expenses were reduced by $560,000 (an effective annual rate of 0.01% of the fund’s net assets).

Federal Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2011, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Admiral Treasury Money Market Fund

Fund Profile
As of August 31, 2011

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.14%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	50 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 23, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended August 31, 2011, the expense ratio was 0.11%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.12% .

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2001, Through August 31, 2011
Initial Investment of $50,000

	Average Annual Total Returns
	Periods Ended August 31, 2011
				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Admiral Treasury Money Market Fund	0.02%	1.75%	1.95%	$60,636
Citigroup Three-Month U.S. Treasury
Bill Index	0.12	1.69	1.95	60,640
iMoneyNet Money Fund Report’s
100% Treasury Funds Average	0.00	1.30	1.43	57,619

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

See Financial Highlights for dividend information.

Admiral Treasury Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2001, Through August 31, 2011

		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2002	2.15%	1.58%
2003	1.20	0.67
2004	0.91	0.39
2005	2.29	1.61
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
7-day SEC yield (8/31/2011): 0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

Average Annual Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Treasury Money Market
Fund	12/14/1992	0.02%	1.91%	2.01%

Admiral Treasury Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (108.2%)
United States Treasury Bill	0.060%	9/1/11	1,251,359	1,251,359
United States Treasury Bill	0.045%	9/8/11	1,200,000	1,199,989
United States Treasury Bill	0.050%–0.152%	9/15/11	1,518,000	1,517,960
United States Treasury Bill	0.035%–0.150%	9/22/11	1,445,464	1,445,418
United States Treasury Bill	0.025%–0.170%	9/29/11	950,000	949,948
United States Treasury Bill	0.025%	10/6/11	750,000	749,982
United States Treasury Bill	0.030%–0.110%	10/13/11	1,131,355	1,131,263
United States Treasury Bill	0.020%	10/20/11	969,233	969,207
United States Treasury Bill	0.060%–0.115%	10/27/11	1,301,902	1,301,746
United States Treasury Bill	0.045%–0.047%	11/10/11	1,400,000	1,399,876
United States Treasury Bill	0.035%	11/17/11	1,260,000	1,259,906
United States Treasury Bill	0.015%	11/25/11	1,217,760	1,217,717
United States Treasury Bill	0.015%	12/1/11	1,250,597	1,250,550
United States Treasury Bill	0.095%	12/29/11	394,000	393,876
United States Treasury Bill	0.080%	1/5/12	229,000	228,936
United States Treasury Bill	0.080%	2/16/12	300,000	299,888
Total U.S. Government and Agency Obligations (Cost $16,567,621)				16,567,621
Total Investments (108.2%) (Cost $16,567,621)				16,567,621
Other Assets and Liabilities (-8.2%)
Other Assets				17,090
Liabilities				(1,270,829)
				(1,253,739)
Net Assets (100%)
Applicable to 15,310,688,678 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				15,313,882
Net Asset Value Per Share				$1.00

Admiral Treasury Money Market Fund

Market
Value
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	16,567,621
Receivables for Investment Securities Sold	5,403
Receivables for Capital Shares Issued	5,222
Other Assets	6,465
Total Assets	16,584,711
Liabilities
Payables for Investment Securities Purchased	1,255,953
Payables for Capital Shares Redeemed	7,754
Other Liabilities	7,122
Total Liabilities	1,270,829
Net Assets	15,313,882

At August 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	15,313,739
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	143
Net Assets	15,313,882

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Year Ended
August 31, 2011
($000)
Investment Income
Income
Interest	21,548
Total Income	21,548
Expenses
The Vanguard Group—Note B
Investment Advisory Services	825
Management and Administrative	14,783
Marketing and Distribution	4,078
Custodian Fees	254
Auditing Fees	23
Shareholders’ Reports	60
Trustees’ Fees and Expenses	19
Total Expenses	20,042
Expense Reduction—Note B	(1,220)
Net Expenses	18,822
Net Investment Income	2,726
Realized Net Gain (Loss) on Investment Securities Sold	110
Net Increase (Decrease) in Net Assets Resulting from Operations	2,836

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,726	6,087
Realized Net Gain (Loss)	110	33
Net Increase (Decrease) in Net Assets Resulting from Operations	2,836	6,120
Distributions
Net Investment Income	(2,726)	(6,087)
Realized Capital Gain	—	—
Total Distributions	(2,726)	(6,087)
Capital Share Transactions (at $1.00)
Issued	976,384	1,061,537
Issued in Lieu of Cash Distributions	2,643	5,859
Redeemed	(4,391,653)	(7,775,844)
Net Increase (Decrease) from Capital Share Transactions	(3,412,626)	(6,708,448)
Total Increase (Decrease)	(3,412,516)	(6,708,415)
Net Assets
Beginning of Period	18,726,398	25,434,813
End of Period	15,313,882	18,726,398

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0002	.0003	.007	.030	.049
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0002	.0003	.007	.030	.049
Distributions
Dividends from Net Investment Income	(.0002)	(.0003)	(.007)	(.030)	(.049)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0002)	(.0003)	(.007)	(.030)	(.049)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.02%	0.03%	0.70%	3.08%	5.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,314	$18,726	$25,435	$23,289	$20,064
Ratio of Total Expenses to
Average Net Assets	0.11%[2]	0.14%	0.15%[3]	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.02%	0.03%	0.74%	2.98%	4.90%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.12%. See Note B in Notes to Financial Statements.
3 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $2,472,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.99% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2011, Vanguard’s management and administrative expenses were reduced by $1,220,000 (an effective annual rate of 0.01% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2011, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and the Shareholders of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Admiral Treasury Money Market Fund:

In our opinion, the accompanying statements of net assets, the statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Admiral Treasury Money Market Fund (the “Funds”) at August 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of Vanguard Municipal Cash Management Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 11, 2011

Special 2011 tax information (unaudited) for Vanguard Prime Money Market Fund

This information for the fiscal year ended August 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 73.0% of income dividends are interest-related dividends.

Special 2011 tax information (unaudited) for Vanguard Federal Money Market Fund

This information for the fiscal year ended August 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

Special 2011 tax information (unaudited) for Vanguard Admiral Treasury Money Market Fund

This information for the fiscal year ended August 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/28/2011	8/31/2011	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.27	$0.86
Institutional Shares	1,000.00	1,000.69	0.45
Federal Money Market Fund	$1,000.00	$1,000.07	$0.76
Admiral Treasury Money Market Fund	$1,000.00	$1,000.09	$0.40
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Institutional Shares	1,000.00	1,024.75	0.46
Federal Money Market Fund	$1,000.00	$1,024.45	$0.77
Admiral Treasury Money Market Fund	$1,000.00	$1,024.80	$0.41

The calculations are based on expenses incurred In the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.17% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.15%; and for the Admiral Treasury Money Market Fund, 0.08%. The annualized six-month expense ratios for the Federal Money Market Fund and the Admiral Treasury Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the annualized six-month expense ratIos were: for the Federal Money Market Fund, 0.17%; for the Admiral Treasury Money Market Fund, 0.09%.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Prime Money Market Fund, Federal Money Market Fund, and Admiral Treasury Money Market Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment policies. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Michael S. Miller
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
Peter F. Volanakis	Paul A. Heller	George U. Sauter
Born 1955. Trustee Since July 2009. Principal	Martha G. King
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q300 102011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2011: $56,000
Fiscal Year Ended August 31, 2010: $52,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2011: $3,978,540
Fiscal Year Ended August 31, 2010: $3,607,060

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2011: $1,341,750
Fiscal Year Ended August 31, 2010: $791,350

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended August 31, 2011: $373,830
Fiscal Year Ended August 31, 2010: $336,090

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended August 31, 2011: $16,000
Fiscal Year Ended August 31, 2010: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2011: $389,830
Fiscal Year Ended August 31, 2010: $352,090

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 20, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.

THE VANGUARD FUNDS’ CODE OF ETHICS

FOR

SENIOR EXECUTIVE AND FINANCIAL OFFICERS

I. Introduction

     The Board of Trustees of each registered investment company that is managed, sponsored, and distributed by The Vanguard Group, Inc. (“VGI”) (each a “Vanguard Fund” and collectively the “Vanguard Funds”) has adopted this code of ethics (the “Code”) as required by Section 406 of the Sarbanes-Oxley Act. The Code applies to the individuals in positions listed on Exhibit A (the “Covered Officers”). All Covered Officers, along with employees of The Vanguard Group, Inc., are subject to separate and distinct obligations from this Code under a Code of Ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940 (“17j-1 Code of Ethics”), policies to prevent the misuse of non-public information, and other internal compliance guidelines and policies that may be in effect from time to time.

This Code is designed to promote:

  Honest and ethical conduct, including the ethical handling of conflicts of interest;

  Full, fair, accurate, timely, and understandable disclosure in reports and documents that a Vanguard Fund files with, or submits to, the U.S. Securities and Exchange Commission, or in other public communications made by the Vanguard Funds or VGI;

  Compliance with applicable laws, governmental rules, and regulations;

  Prompt internal reporting to those identified in the Code of violations of the Code; and

  Accountability for adherence to the Code.

II.	Actual or Apparent Conflicts of Interest
	A.	Covered Officers should conduct all activities in accordance with the following principles:
1.

Shareholders’ interests come first. In the course of fulfilling their duties and responsibilities to Vanguard Fund shareholders, Covered Officers must at all times place the interests of Vanguard Fund shareholders first. In particular, Covered Officers must avoid serving their own personal interests ahead of the interests of Vanguard Fund shareholders.

2.

Conflicts of interest must be avoided. Covered Officers must avoid any situation involving an actual or potential conflict of interest or possible impropriety with respect to their duties and responsibilities to Vanguard Fund shareholders.

3.

Compromising situations must be avoided. Covered Officers must not take advantage of their position of trust and responsibility. Covered Officers must avoid any situation that might compromise or call into question their exercise of full independent judgment in the best interests of Vanguard Fund shareholders.

All activities of Covered Officers should be guided by and adhere to these fiduciary standards regardless of whether the activity is specifically described in this Code.

B.	Restricted Activities
1.

Prohibition on secondary employment. Covered Officers are prohibited from accepting or serving in any form of secondary employment. Secondary employment that does not create a potential conflict of interest may be approved by the General Counsel of VGI.

2.

Prohibition on service as director or public official. Unless approved by the General Counsel of VGI, Covered Officers are prohibited from serving on the board of directors of any publicly traded company or in an official capacity for any federal, state, or local government (or governmental agency or instrumentality).

3.

Prohibition on misuse of Vanguard time or property. Covered Officers are prohibited from making use of time, equipment, services, personnel or property of any Vanguard entity for any purposes other than the performance of their duties and responsibilities in connection with the Vanguard Funds or other Vanguard-related entities.

III.	Disclosure and Compliance
	A.	Each Covered Officer should be familiar with the disclosure requirements generally
		applicable	to the Vanguard Funds.
	B.	Each Covered Officer should not knowingly misrepresent, or cause others to
		misrepresent,	facts about the Vanguard Funds to others, including to the Vanguard
		Funds’	directors and auditors, or to government regulators and self-regulatory organizations.
	C.	Each Covered Officer should, to the extent appropriate within the Covered Officer’s
		area	of responsibility, consult with other officers and employees of VGI and advisers to
		a	Vanguard Fund with the goal of promoting full, fair, accurate, timely and
		understandable	disclosure in the reports and documents the fund files with, or submits
		to,	the SEC and in other public communications made by a Vanguard Fund.
	D.	It is the responsibility of each Covered Officer to promote compliance with the
		standards	and restrictions imposed by applicable laws, rules, regulations, and the 17j-1
		Code	of Ethics.
IV.	Reporting and Accountability
	A.	Each Covered Officer must:
		1.	Upon adoption or amendment of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing that he or she has received, read, and understands the Code;

	2.	Affirm at least annually in writing that he or she has complied with the requirements of the Code;
	3.	Not retaliate against any other Covered Officer or any employee of VGI for reports of potential violations of the Code that are made in good faith; and
	4.	Notify the General Counsel of VGI promptly if the Covered Officer knows of any violations of this Code.
B.	The Vanguard Funds will use the following procedures in investigating and enforcing
	this	Code:
1.

The General Counsel of VGI is responsible for applying this Code to specific situations and has the authority to interpret this Code in any particular situation. The General Counsel will report on an as-needed basis to the Board of Trustees regarding activities subject to the Code.

	2.	The General Counsel will take all appropriate action to investigate any potential violations of the Code that are reported to him.
	3.	If, after investigation, the General Counsel believes that no material violation of the Code has occurred, the General Counsel is not required to take any further action.
	4.	Any matter that the General Counsel believes is a material violation of the Code will be reported to the Board of Trustees of the Vanguard Funds.
5.

If the Board of Trustees of the Vanguard Funds concurs that a material violation of the Code has occurred, the Board will consider appropriate action. Appropriate action may include reassignment, suspension, or dismissal of the applicable Covered Officer(s), or any other sanctions the Board deems appropriate. Appropriate action may also include review of, and appropriate modifications to, applicable policies and procedures.

	6.	Any changes to or waiver of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies and Procedures

     This Code shall be the sole code of conduct adopted by the Vanguard Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Vanguard Funds, VGI, or other service providers govern or purport to govern the behavior or activities of the Covered Officers, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code.

     VGI’s and the Vanguard Funds’ 17j-1 Code of Ethics, policies to prevent the misuse of non-public information, and other internal compliance guidelines and policies that may be in effect from time to time are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

     This Code may not be materially amended except by the approval of a majority vote of the independent trustees of the Vanguard Funds’ Board of Trustees. Non-material, technical, and administrative revisions of the Code do not have to be approved by the Board of Trustees. Amendments must be in writing and communicated promptly to the Covered Officers, who shall affirm receipt of the amended Code in accordance with Section IV. A. 1.

VII. Confidentiality

     All reports and records prepared or maintained pursuant to this Code shall be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Vanguard Funds’ Board of Trustees, VGI’s General Counsel and the Chief Compliance Officer of VGI and the Vanguard Funds.

Last Reviewed: March 25, 2011

EXHIBIT A

TO THE VANGUARD FUNDS’ CODE OF ETHICS

FOR

SENIOR EXECUTIVE AND FINANCIAL OFFICERS

Covered Officers:

Chairman, President and Chief Executive Officer of The Vanguard Group, Inc. and the Vanguard Funds

Managing Director of Strategy and Finance of The Vanguard Group, Inc.

Chief Financial Officer of The Vanguard Group, Inc.

Controller of The Vanguard Group, Inc.

Director of Domestic Finance of The Vanguard Group, Inc. Director of International Finance of The Vanguard Group, Inc. Assistant Controller(s) of The Vanguard Group, Inc. Principal of Internal Audit, The Vanguard Group, Inc.

Chief Financial Officer of the Vanguard Funds Treasurer of the Vanguard Funds Controller of the Vanguard Funds Assistant Treasurer(s) of the Vanguard Funds Assistant Controller(s) of the Vanguard Funds